Going Concern (Details Narrative) - USD ($)	May 31, 2018	Feb. 28, 2018	Feb. 28, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Deficit	$ (51,142,038)	$ (48,885,896)	$ (38,642,500)